UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ASPEN ADVISORS, L.L.C.
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      May  9, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    205783

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMKOR TECHNOLOGIES INC         COMMON STOCK     031652100      118    13700 SH       SOLE                  13700        0        0
D CINCINNATI BELL INC NEW COM    COMMON STOCK     171871106      122    27100 SH       SOLE                  27100        0        0
D CONSTAR INTERNATIONA L INC     COMMON STOCK     21036U107      152    45500 SH       SOLE                  45500        0        0
D FIRST AVENUE NETWORKS INC COM  COMMON STOCK     31865X999   106537 12092725 SH       SOLE               12092725        0        0
D FIRST AVENUE NETWORKS, INC     COMMON STOCK     31865X106    76043  8631494 SH       SOLE                8631494        0        0
D LEVEL 3 COMMUNICATIONS         CONVRT BONDS     52729NBA7     1598  1800000 SH       SOLE                1800000        0        0
D MPOWER HOLDING CORP COM        COMMON STOCK     62473L309    13749  9290000 SH       SOLE                9290000        0        0
D QWEST COMMUN INTL COM          COMMON STOCK     749121109      204    30000 SH       SOLE                  30000        0        0
D RHODIA INC SPONS ADR           ADRS STOCKS      762397107       34    13500 SH       SOLE                  13500        0        0
D SOLECTRON CORP CONV BD         CONVRT BONDS     834182AT4     1872  2400000 SH       SOLE                2400000        0        0
D SUNCOM WIRELESS HLDS INC CL A  COMMON STOCK     86722Q108      113    58600 SH       SOLE                  58600        0        0
D TERRA INDS COM                 COMMON STOCK     880915103     5241   743356 SH       SOLE                 743356        0        0
S REPORT SUMMARY                 12 DATA RECORDS              205783        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED